Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share	Basic earnings per share (EPS) is calculated by dividing the profit or loss attributable to owners of Sibanye-Stillwater by the weighted average number of ordinary shares in issue during the year.

	2023	2022	2021
Weighted average number of shares
Ordinary shares in issue (’000)	2,830,567	2,830,370	2,808,406
Adjustment for weighting of ordinary shares in issue (’000)	(39)	(4,285)	90,398
Weighted average number of shares (’000)	2,830,528	2,826,085	2,898,804
Profit attributable to owners of Sibanye-Stillwater (SA rand million)	(37,772)	18,396	33,054
Basic EPS (cents)	(1,334)	651	1,140

	2023	2022	2021
Diluted weighted average number of shares
Weighted average number of shares (’000)	2,830,528	2,826,085	2,898,804
Potential ordinary shares (’000)	39	4,696	28,442
Diluted weighted average number of shares (’000)	2,830,567	2,830,781	2,927,246
Diluted basic EPS (cents)	(1,334)	650	1,129

Headline earnings per share	Reconciliation of profit attributable to owners of Sibanye-Stillwater to headline earnings:

Figures in million – SA rand unless otherwise stated	Notes	Gross	Net of tax
2023
Loss attributable to owners of Sibanye-Stillwater			(37,772)
Gain on disposal of property, plant and equipment		(105)	(79)
Impairments	10	47,454	41,106
Gain on remeasurement of previous interest in Kroondal	19	(298)	(298)
Gain on acquisition	16.2	(898)	(898)
Impairment recognised by equity-accounted investee, net of tax	10	1,384	1,384
Foreign exchange movement recycled through profit or loss		(1,663)	(1,663)
Re-measurement items, attributable to NCI			4
Headline earnings			1,784
Weighted average number of shares (’000)			2,830,528
Headline EPS (cents)			63
2022
Profit attributable to owners of Sibanye-Stillwater			18,396
Gain on disposal of property, plant and equipment		(162)	(128)
Reversal of impairments	10	(6)	(4)
Loss on deconsolidation of subsidiaries		308	308
Profit on sale of Lonmin Canada		(145)	(145)
Foreign exchange movement recycled through profit or loss		(14)	(14)
Re-measurement items, attributable to NCI			9
Headline earnings			18,422
Weighted average number of shares (’000)			2,826,085
Headline EPS (cents)			652
2021
Profit attributable to owners of Sibanye-Stillwater			33,054
Gain on disposal of property, plant and equipment		(36)	(27)
Impairments	10	5,148	3,861
Profit on sale of St Helena Hospital		(16)	(12)
Derecognition of property, plant and equipment in Marathon project	14	2	2
Re-measurement items, attributable to NCI			—
Headline earnings			36,878
Weighted average number of shares (’000)			2,898,804
Headline EPS (cents)			1,272
12.4 Diluted headline earnings per share
Diluted headline EPS is calculated by dividing the headline earnings attributable to owners of Sibanye-Stillwater by the diluted weighted average number of ordinary shares in issue during the year.

	2023	2022	2021
Diluted headline earnings (R' million)	1,784	18,422	36,878
Diluted weighted average number of shares (’000)	2,830,567	2,830,781	2,927,246
Diluted headline EPS (cents)	63	651	1,260